Major commitments and contingencies (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
A. Leases
Capital leases description	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Operating Leases, Future Minimum Payments Due [Abstract]
2014	132
2015	111
2016	84
2017	66
2018	56
2019 and thereafter	231
Total Operating Leases, Future Minimum Payments Due	680
Capital Leases, Future Minimum Payments Due [Abstract]
2014	209
2015	113
2016	317
2017	154
2018	14
2019 and thereafter	184
Total Capital Leases, Future Minimum Payments Due	991
Less: [Abstract]
Imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%	209	249
Present value of minimum lease payments included in debt	782
Description of operating lease agreements	The Company also has operating lease agreements for its automotive fleet with one-year non-cancelable terms for which its practice is to renew monthly thereafter
Term of automotive fleet operating lease agreements (in years)	1
Estimated annual rental payments for automotive fleet operating leases	30
General period in which automotive fleet operating leases are extended (in years)	5
Annual rent expense for all operating leases	179	162	143